Note 17 - Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Income (loss) from continuing operations	$ 34,748	$ 31,500	$ 27,770
CANADA
Income (loss) from continuing operations	17,964	19,560	13,933
UNITED STATES
Income (loss) from continuing operations	6,203	2,670	4,773
Other Countries [Member]
Income (loss) from continuing operations	$ 10,581	$ 9,270	$ 9,064